CONDENSED CONSOLIDATED INTERIM STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Expenses
General and administrative	$ 3,041,374	$ 3,250,030	$ 7,682,760	$ 7,479,525
External research and development fees	495,223	744,802	2,692,770	1,803,048
Share-based payments	996,194	65,424	2,137,050	234,691
Depreciation and amortization	145,336	120,814	416,409	377,768
Total operating expenses	4,678,127	4,181,070	12,928,989	9,895,032
Loss from operations	(4,678,127)	(4,181,070)	(12,928,989)	(9,895,032)
Interest income	(100,420)	(163,868)	(258,369)	(440,816)
Other income	(6,202)	0	(1,949,218)	0
Finance expense, net	91,570	10,371	230,700	31,142
Accretion and interest expense	13,505	0	460,564	0
(Gain) loss on settlement of debt	(11,250)	(12,320)	(86,113)	5,156
Change in fair value of derivative liabilities and warrant liability	1,251,276	74	11,911,366	(31,263)
Unrealized gain on change in fair value of digital assets	(636,574)	0	(831,372)	0
Realized gain on sale of digital assets	(386,124)	0	(490,137)	0
Change in fair value of investments	(146,308)	0	(152,880)	0
Loss on issuance of convertible debt	0	0	1,490,278	0
Net loss	(4,747,600)	(4,015,327)	(23,253,808)	(9,459,251)
Other comprehensive loss
Exchange gain on translation of foreign operations	145,299	749,564	225,351	415,720
Comprehensive loss	(4,602,301)	(3,265,763)	(23,028,457)	(9,043,531)
Net loss attributable to:
Equity owners of the Company	(5,319,029)	(3,827,170)	(23,148,819)	(8,842,461)
Non-controlling interests	571,429	(188,157)	(104,989)	(616,790)
Net loss	$ (4,747,600)	$ (4,015,327)	$ (23,253,808)	$ (9,459,251)
Net (loss) per share
Basic - continuing operations (in Dollars per share)	$ (1.25)	$ (4.37)	$ (7.49)	$ (11.06)
Diluted - continuing operations (in Dollars per share)	$ (1.25)	$ (4.37)	$ (7.49)	$ (11.06)
Weighted average number of shares outstanding – basic (in Shares)	3,801,151	917,848	3,103,901	855,294
Weighted average number of shares outstanding – diluted (in Shares)	3,801,151	917,848	3,103,901	855,294